Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Line Items]
Inventories	₩ 12,153,303	₩ 10,793,781
Gross amount [member]
Disclosure of inventories [Line Items]
Finished goods	1,886,040	1,526,628
Merchandise	1,131,416	930,558
Semi-finished goods	1,945,567	1,721,130
Raw materials	2,821,972	2,329,268
Fuel and materials	888,941	808,016
Construction inventories	1,372,259	1,692,092
Materials-in-transit	2,245,740	1,818,576
Others	68,150	103,144
Inventories	12,360,085	10,929,412
Allowance for inventories valuation [member]
Disclosure of inventories [Line Items]
Inventories	₩ (206,782)	₩ (135,631)